Comprehensive Income - Schedule of Reclassifications From Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization of Pension Plan Cost: Net Actuarial Loss
Reclassification from Accumulated Other Comprehensive Loss
Reclassifications before tax	[1]	$ 18	$ 7	$ 1
Amortization of Pension Plan Cost: Settlement
Reclassification from Accumulated Other Comprehensive Loss
Reclassifications before tax		0	1	0
Accumulated Defined Benefit Plans Adjustment
Reclassification from Accumulated Other Comprehensive Loss
Reclassifications before tax		18	8	1
Income tax expense (benefit)		7	2	0
Reclassifications, net of tax		$ 11	$ 6	$ 1

[1]	These accumulated other comprehensive income components are included in the calculation of net periodic pension benefits plan (income) expense and amortized in investment and other income-net in the consolidated and combined statements of operations (refer to Note 13, Retirement Plans).